Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Summary of Carrying Amount and Fair Value of Company's Debt / Investments at Fair Value
The carrying amount and fair value of long-term debt as of December 31 was as follows:

	As of December 31, 2023		As of December 31, 2022
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loans	$500	$500	$500	$499
Revolving credit facility	110	110	—	—
Senior notes	300	315	—	—
Total	910	925	500	499
Unamortized debt issuance costs	(6)	—	(1)	—
Total long-term debt	$904	$925	$499	$499
The following table presents the Company’s fair value hierarchy for short-term investments measured at fair value as of December 31, 2022:

	As of December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total Fair Value
Certificates of deposit	$51	$—	$—	$51
The carrying amount and fair value of the Company’s debt was as follows:

	June 30, 2024		December 31, 2023
(in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Term loans	$500	$500	$500	$500
Revolving credit facility	15	15	110	110
Senior notes	300	312	300	315
Total	$815	$827	$910	$925
The fair value of the Company’s term loans and revolving credit facility reflects current market conditions and is primarily determined using broker quotes, which are Level 2 inputs in the fair value hierarchy. The fair value of the Company’s senior notes is estimated based on prevailing interest rates and trading activity, which are Level 2 inputs in the fair value hierarchy.